Other Disclosures - Contingencies (Details)	Dec. 31, 2025 USD ($) patent	Sep. 30, 2025 patent lawsuit	Dec. 31, 2024 patent
Chugai Patent Infringement Complaint
Disclosure of contingent liabilities [line items]
Number of patents | patent	4		2
Number of additional lawsuits | lawsuit		2
Number of new patents | patent		2
Financial guarantees | Chugai Patent Infringement Complaint
Disclosure of contingent liabilities [line items]
Amount of provision recorded | $	$ 0
Financial guarantees | AbbVie Rina-S Trade Secret Complaint
Disclosure of contingent liabilities [line items]
Amount of provision recorded | $	$ 0